(LOSS) / INCOME PER SHARE	12 Months Ended
Dec. 31, 2020
(LOSS) / INCOME PER SHARE
(LOSS) / INCOME PER SHARE

16.          (LOSS) / INCOME PER SHARE

The following table sets forth the computation of basic and diluted net (loss) / income per ordinary share for the following years:

	Year ended December 31,
	2018	2019	2020

Numerator:
Net (loss) / income attributable to ordinary shareholders of LightInTheBox Holding Co., Ltd.	$(59,602)	$999	$13,317
Net: Change in fair value of convertible promissory notes	—	14,591	—
Denominator:
Weighted average number of shares used in calculating net (loss) / income per ordinary share —basic	$134,495,549	$137,588,401	$220,419,544
Weighted average number of shares used in calculating net (loss) / income per ordinary share —diluted	$134,495,549	$223,517,833	$225,904,549
Net (loss) / income per ordinary share- basic	$(0.44)	$0.01	$0.06
Net (loss) / income per ordinary share- diluted	$(0.44)	$(0.06)	$0.06

As a result of the Group’s net loss for the years ended December 31, 2018, outstanding all options, nonvested shares and convertible promissory notes, were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive. For the year ended December 31, 2019, certain outstanding options and nonvested shares were excluded from the computation of diluted net loss per share as their inclusion would have been anti-dilutive. For the year ended December 31, 2020, certain outstanding options and nonvested shares were excluded from the computation of diluted net income per share as their inclusion would have been anti-dilutive.